Revenue information (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Summary of disaggregation of revenue
Revenues are disaggregated as follow:
Major products/services lines:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Sales of goods revenues	2,433,964	3,311,507	4,405,485
Automotive computing platform	1,690,569	2,733,964	3,867,356
SoC Core Modules	660,554	496,939	532,946
Automotive merchandise and other products	82,841	80,604	5,183
Software license revenues	404,469	444,830	305,985
Service revenues	723,561	943,336	849,796
Automotive computing Platform – Design and development service	468,770	677,651	565,855
Connectivity service	212,738	221,631	246,139
Other services	42,053	44,054	37,802
Total revenues	3,561,994	4,699,673	5,561,266

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Point in time	3,349,256	4,478,042	5,315,127
Over time	212,738	221,631	246,139
Total revenues	3,561,994	4,699,673	5,561,266